EQUITY (Details 6) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Jan. 01, 2015
Disclosure of subsidiaries [line items]
Equity		$ 217,280	$ 238,969		$ 59	$ 50
Income		(4,996)	(438)		9
Other comprehensive income
Financial instruments available for sale		12,022	18,411		654
Total other comprehensive income		(16,693)	(8,519)
Comprehensive income		$ (21,689)	$ (8,957)		$ 9
SMU CORP S.A. [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling			49.00%
Equity			$ 437
Income
Other comprehensive income
Defined benefit obligation
Financial instruments available for sale
Exchange differences on trnaslation
Effect Variation Accounting Case Foreign Investment
Deferred tax
Total other comprehensive income
Comprehensive income
Helm Corredor de Seguros S.A [Member]
Disclosure of subsidiaries [line items]
% Non-controlling	[1]	80.00%	80.00%
Helm Corredor de Seguros S.A [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling		20.00%	20.00%
Equity		$ 380	$ 601
Income		(5)	78
Other comprehensive income
Defined benefit obligation
Financial instruments available for sale
Exchange differences on trnaslation
Effect Variation Accounting Case Foreign Investment
Deferred tax
Total other comprehensive income
Comprehensive income		$ (5)	$ 78
Itau Chile Corredora de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
% Non-controlling	[2]	99.90%	99.90%
Itau Chile Corredora de Seguros Ltda. [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling		0.10%	99.90%		99.90%
Equity		$ 12	$ 13		$ 51
Income		10	10		8
Other comprehensive income
Defined benefit obligation
Financial instruments available for sale
Exchange differences on trnaslation
Effect Variation Accounting Case Foreign Investment
Deferred tax
Total other comprehensive income
Comprehensive income		$ 10	$ 10		$ 8
Itau Chile Administradora General de Fondos S.A. [Member]
Disclosure of subsidiaries [line items]
% Non-controlling		99.989%	99.99%	[2],[3]
Itau Chile Administradora General de Fondos S.A. [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling		0.01%	99.99%		99.99%
Equity		$ 1	$ 1		$ 4
Income			1		1
Other comprehensive income
Defined benefit obligation
Financial instruments available for sale
Exchange differences on trnaslation
Effect Variation Accounting Case Foreign Investment
Deferred tax
Total other comprehensive income
Comprehensive income			$ 1		$ 1
Itau BBA Corredor de Bolsa Ltda. [Member]
Disclosure of subsidiaries [line items]
% Non-controlling	[2],[4]		99.98%
Itau BBA Corredor de Bolsa Ltda. [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling		0.01%	99.98%		99.98%
Equity		$ 4			$ 4
Income
Other comprehensive income
Defined benefit obligation
Financial instruments available for sale
Exchange differences on trnaslation
Effect Variation Accounting Case Foreign Investment
Deferred tax
Total other comprehensive income
Comprehensive income
Banco CorpBanca Colombia y Filiales [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling			33.72%
Equity			$ 237,917
Income			(527)
Other comprehensive income
Defined benefit obligation			(1,322)
Financial instruments available for sale			3,876
Exchange differences on trnaslation			(9,481)
Effect Variation Accounting Case Foreign Investment			(1,459)
Deferred tax			(133)
Total other comprehensive income			(8,519)
Comprehensive income			$ (9,046)
Itau CorpBanca Colombia S.A [Member] | Non Controlling Interest [Member]
Disclosure of subsidiaries [line items]
% Non-controlling		33.72%
Equity		$ 216,883
Income		(5,001)
Other comprehensive income
Defined benefit obligation		(70)
Financial instruments available for sale		3,746
Exchange differences on trnaslation		(18,437)
Effect Variation Accounting Case Foreign Investment		(627)
Deferred tax		(1,305)
Total other comprehensive income		(16,693)
Comprehensive income		$ (21,694)

[1]	Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the SBIF.
[2]	Companies regulated by the Superintendency of Securities and Insurance (SVS) of Chile. On January 15, 2018, this regulator replaced its name with the Financial Market Commission (CMF) of Chile.
[3]	On December 29, 2017, the merger of Corpbanca Administradora General de Fondos S.A. and Itau Chile Administradora General de Fondos, took place, by which the latter absorbed the former. The new resulting company is the legal successor of Itau Chile Administradora General de Fondos S.A., and its new corporate name is Itau Administradora General de Fondos S.A.
[4]	On January 1, 2017, the merger of Corpbanca Corredores de Bolsa S.A. and Itau BBA Corredor de Bolsa Ltda. took place, by which the latter absorbed the former. The new resulting company is the legal successor of Corpbanca Corredores de Bolsa S.A., and its new corporate name is Itau Corpbanca Corredores de Bolsa S.A.